Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commercial building [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Commercial building percentage	+/- 10	+/- 10	+/- 10
Price per square meter	$ 845	$ 875	$ 1,016
Impact on statement of income for the increase in price per square meter	1,511	1,565	1,816
Impact on statement of income for the decrease in price per square meter	$ (1,511)	$ (1,565)	$ (1,816)
Land [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Commercial building percentage	+/- 10	+/- 10	+/- 10
Price per square meter		$ 168	$ 189
Impact on statement of income for the increase in price per square meter		62	184
Impact on statement of income for the decrease in price per square meter		$ (62)	$ (184)